Debt, Short-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Short-term debt [Line Items]
Short-term debt	$ 349	$ 362
U.S. Receivables Facility [Member]
Short-term debt [Line Items]
Short-term debt	0	0
Commercial paper [Member]
Short-term debt [Line Items]
Short-term debt	200	204
Precious metal financings [Member]
Short-term debt [Line Items]
Short-term debt	131	155
Other short-term debt [Member]
Short-term debt [Line Items]
Short-term debt	$ 18	$ 3